SUBMISSION
TYPE     24F-2NT
DOCUMENT-COUNT     1
SROS     NYSE
NOTIFY-INTERNET   jeong@pimco.com
FILER
CIK     0000867297
CCC     tom4md$3
FILE-NUMBER     33-36528
FILER
PERIOD     06/30/2002
SHARES
"SALE-PROCEEDS    9527209353
SHARES
DOCUMENT
TYPE     24F-2NT
TEXT
APPENDIX I
SEC 2393 (9-97)



                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                        Washington D.C. 20549

                                FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.


1.   Name and address of issuer:

     PIMCO Funds:  Multi-Manager Series
"     840 Newport Center Drive, Suite 300"
"     Newport Beach, CA  92660"

      Dresdner RCM Global Investors LLC
      Four Embarcadero Center
      San Francisco, CA 94111

2. The name of each series or class of securities for which this Form is filed:

"     Institutional, Adminstrative, Class A , Class B, Class C and Class D"
     shares of the following funds:

"     Value Fund, Capital Appreciation Fund, Mid-Cap Fund, Growth & Income"
"     Fund, Select Growth Fund, Renaissance Fund, Growth Fund, "
" Target Fund, Innovation Fund, Tax-Efficient Equity Fund, Equity Income Fund, RCM International Growth Equity Fund, RCM Large-Cap Growth Fund and RCM Mid-Cap Fund.


"     Institutional, Class A, Class B, Class C and Class D shares for the"
     following funds:

     Global Innovation Fund, RCM Emerging Markets Fund, RCM Europe Fund,
     RCM Global Equity Fund, RCM Global Small-Cap Fund, RCM Global Technology Fund and RCM Tax-Managed Growth Fund.

"     Institutional, Adminstrative, Class A, Class B and Class C shares "
     of the following funds:

"     Opportunity Fund, Small-Cap Value Fund and Asset Allocation Fund.

     Institutional Class shares and Administrative Class of the following funds:

      Micro-Cap Fund.

     Institutional Class of the following funds:

" Tax-Efficient Structured Emerging Markets Fund, Mega-Cap Fund Basic Value Fund and RCM Small-Cap Fund.


     Institutional and Class A Shares of the following fund:

      Select Value Fund.

     Class A, Class B, Class C, and Class D of the following funds:

      RCM Biotechnology Fund and RCM Global Healthcare Fund.


3.    Investment Company Act File Number: 811-6161

      Securities Act File Number: 33-36528

4(a).  Last day of fiscal year for which this Form is filed:

"       June 30, 2002"

4(b).  Check box if this Form is being filed late (i.e.
       more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      Note: If the Form is being filed late interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will
      be filing this Form.
" Note: PIMCO Select International Fund, PIMCO Healthcare Innovation Fund, PIMCO 90/10 Portfolio and PIMCO 30/70 Portfolio, each ceased
" operations during the fiscal year ended June 30, 2002. This is the last Form"24F-2 Notice that will be filed on behalf of those former series of the Trust.

5.   Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
"$9,527,209,353 "

    (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
"($6,414,160,626)"

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no
"         earlier than October 11, 1995 that were not"
         previously used to reduce registration fees payable
         to the Commission:
$0


   (iv) Total available redemption credits [add Items 5(ii)
"        and 5(iii)]:                                     -$ 6,414,160,626"

   (v)  Net Sales - if Item 5(i) is greater than Item 5 (iv)
        [subtract Item 5(iv) from Item 5(i)]:
"$3,113,048,727 "


   (vi) Redemption credits available for use in future years
$0
        ---If Item 5(i) is less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:



  (vii) Multiplier for determining registration fee (See
        Instruction C.9):
                                                              x    .000092

 (viii) Registration fee due [multiply Item 5(v) by Item
"        5(vii)]  (enter ""0"" If no fee is due):"
"$286,400 "

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2] then report the amount of securities (number or shares or other units) deducted here: If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years then state that number here:

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see instruction D):

                                                               +$

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

"$286,400 "

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:            Wire Transfer - 9/24/2002




                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*


/s/ John P. Hardaway
John P. Hardaway  Treasurer
Date 09/24/2002

          *Please print the name and title of the signing officer below the signature.